Series Portfolios Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

September 12, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    SERIES PORTFOLIOS Trust (the “Trust”)
    Securities Act Registration No: 333-206240
    Investment Company Act Registration No: 811-23084

Ladies and Gentlemen:

On behalf of the Trust and its series, attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of the following:

1.To approve a proposed Agreement and Plan of Reorganization (the “Agreement”) providing for (a) the acquisition of all of the assets of the Target Fund, a series of the Trust, by HW Opportunities MP Fund (the “Acquiring Fund”), a newly organized series of Hotchkis and Wiley Funds, a Delaware statutory trust, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Target Fund and (b) the subsequent liquidation, termination, and dissolution of the Target Fund.

If you have any additional questions or require further information, please contact the undersigned at (414) 516-1652 or adam.smith6@usbank.com.

Sincerely,

/s/ Adam W. Smith
Adam W. Smith
Secretary of Series Portfolios Trust

cc: Andrew Zutz, Goodwin Procter LLP